Opes Exploration Inc.
8731 Cambie Road
Richmond, British Columbia
Canada, V6X 1K2

Tel: (778) 552-4267
Fax: (866) 838-3169

June 14, 2006

VIA EDGAR and FAX 202 772-9206

United States
Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
Washington, DC 20549
USA

Re: Request for acceleration of the effective date of the Registration Statement on Form SB-2 of
Opes Exploration Inc.
Filed May 5, 2006
File No. 333-133823

Attention: Ellie Quarles

Pursuant to requirements of Section 8(a) of the Securities Act the undersigned hereby requests that the Form SB-2 Registration Statement of Opes Exploration Inc. be declared effective at 5:00 PM Eastern Time on Wednesday, June 14, 2006 or on such earlier or later date as the Commission acting pursuant to Section 8(a) shall determine.

Opes Exploration Inc. acknowledges that:

  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission for taking any action with respect to the filing;

  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

Yours truly,

Opes Exploration Inc.

Per:

/s/ Gordon Racette

Gordon Racette
Director, President, Principal Financial Officer and Principal Accounting Officer